SEI EXCHANGE TRADED FUNDS

SEI Select International Equity ETF
SEI Select Emerging Markets Equity ETF
(together, the "Funds")

Supplement dated May 1, 2026
to the Statement of Additional Information (the "SAI") dated July 31, 2025, as amended
December 18, 2025

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes to the Funds.

Changes to the Transaction Fees

Effective immediately, the standard in-kind creation transaction and maximum variable transaction fees and the standard in-kind redemption transaction and maximum variable transaction fees will increase for the SEI Select International Equity ETF and SEI Select Emerging Markets Equity ETF.

Accordingly, in the section titled "Creation and Redemption of Creation Units," in the table under the sub-section titled "Costs Associated with Creation Transactions," the information relating to the SEI Select International Equity ETF and SEI Select Emerging Markets Equity ETF is hereby deleted and replaced with the following:

Fund	Standard Cash Transaction Fee	Standard In-Kind Transaction Fee	Maximum Variable Transaction Fee*
SEI Select International Equity ETF	$100.00	$3,500.00	2%
SEI Select Emerging Markets Equity ETF	$100.00	$5,800.00	2%

*  As a percentage of the net asset value per Creation Unit

Additionally, in the same section, in the table under the sub-section titled "Costs Associated with Redemption Transactions," the information relating to the SEI Select International Equity ETF and SEI Select Emerging Markets Equity ETF is hereby deleted and replaced with the following:

Fund	Standard Cash Transaction Fee	Standard In-Kind Transaction Fee	Maximum Variable Transaction Fee*
SEI Select International Equity ETF	$100.00	$3,500.00	2%
SEI Select Emerging Markets Equity ETF	$100.00	$5,800.00	2%

*  As a percentage of the net asset value per Creation Unit

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1643 (05/26)